Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | C000252104
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
Without Sales Load [Member] | C000249932
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%
Palmer Square CLO Senior Debt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square CLO Senior Debt Index
Average Annual Return, Percent	4.87%
Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate 1-3 Year Index
Average Annual Return, Percent	3.65%
Palmer Square CLO Senior Debt ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square CLO Senior Debt ETF
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.45%
Palmer Square Credit Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palmer Square Credit Opportunities ETF
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.45%